Accounts Payable	3 Months Ended
Mar. 31, 2014
Accounts Payable [Abstract]
Accounts Payable

3. Accounts Payable

On March 7, 2014, the Company settled through the issuance of common units indebtedness of $2,408,030, of which $2,304,030 was previously classified as accounts payable (see Note 2).